Benefit Plans (Change in Benefit Obligations of Postemployment Benefit Plans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at January 1	$ 682
Service cost	34
Interest cost	20	22
Benefit obligation at December 31		682
Postemployment Benefit Plans [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at January 1	682	619
Service cost	34	30	28
Interest cost	20	22	22
Benefits paid	(173)	(196)
Actuarial losses	109	129
Other	91	78
Benefit obligation at December 31	$ 763	$ 682	$ 619